This is filed pursuant to Rule 497(e). File Nos. 002-17531 and 811-01018

April 17, 2006

DREYFUS FOUNDERS FUNDS, INC.
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2005
(as previously supplemented)

The Statement of Additional Information (“SAI”) is hereby amended to delete the references to Richard W. Sabo, who resigned as President and Principal Executive Officer of Dreyfus Founders Funds, Inc. (the “Company”) and as President and Chief Executive Officer of Founders Asset Management LLC (“Founders”) effective April 14, 2006. Stephen E. Canter has been elected to succeed Mr. Sabo in those positions effective April 14, 2006.

Directors and Officers

Accordingly, the section of the SAI entitled "Directors and Officers – Officers" is hereby amended on page 35 by replacing the reference to Mr. Sabo with the following:

Position(s) Held
Name	with Company and	Principal Occupation(s) During
and Age	Length of Time Served	Past Five Years

Stephen E. Canter	President and Principal	Chairman of the Board and Chief
Age: 60	Executive Officer since	Executive Officer of The Dreyfus
	April 2006.	Corporation (“Dreyfus”), and an officer of
90 investment companies (comprised of
185 portfolios) managed by Dreyfus.
Chairman (since 2001) and President
and Chief Executive Officer (since April
2006) of Founders. Mr. Canter also is a
Board member and, where applicable,
an Executive Committee Member of the
other investment management
subsidiaries of Mellon Financial
Corporation, each of which is an affiliate
of Dreyfus and Founders. He has been
an employee of Dreyfus since May 1995.

Investment Adviser

In addition, the second and third sentences of the last paragraph of the section of the SAI entitled “Investment Adviser, Distributor and Other Service Providers - Investment Adviser” on page 44 are hereby deleted and replaced with the following:

1

The officers of Founders include Stephen E. Canter, Chairman, President and Chief Executive Officer; Janelle E. Belcher, Vice President and Chief Compliance Officer; Kenneth R. Christoffersen, Senior Vice President, General Counsel and Secretary; John B. Jares, Vice President; Robert T. Kelly, Vice President; David L. Ray, Senior Vice President, Treasurer and Assistant Secretary; William L. Reith, Vice President; and Richard A. Sampson, Senior Vice President. The affiliations of Messrs. Canter, Ray, Christoffersen, and Kelly and Ms. Belcher with the Company are shown under the “Directors and Officers” section of this SAI.

2